Taxation (Details) - Schedule of deferred tax liabilities - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Liabilities Abstract
Beginning balance	£ 86
Income tax recognized in the income statement	9,989	6,084
Prior year adjustments	23	(191)
Business combinations	(2,501)	(13,404)
Equity	(7,425)	7,425
Ending balance		£ (86)